Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Advisor Shares Dorsey Wright A D R E T F [Member] | AdvisorShares Dorsey Wright ADR ETF
Prospectus [Line Items]
Annual Return [Percent]	25.34%	18.41%	(23.09%)	6.37%	12.62%	35.88%	(31.18%)	46.90%	5.58%	4.38%
Advisor Shares Dorsey Wright F S M U S Core E T F [Member] | AdvisorShares Dorsey Wright FSM US Core ETF
Prospectus [Line Items]
Annual Return [Percent]	20.49%	20.35%	(17.28%)	19.33%	36.44%
Advisorshares Dorsey Wright Fsm All Cap World Etf [Member] | AdvisorShares Dorsey Wright FSM All Cap World ETF
Prospectus [Line Items]
Annual Return [Percent]	18.65%	11.05%	(17.54%)	3.39%	48.84%
Advisorshares Dorsey Wright Short Etf [Member] | AdvisorShares Dorsey Wright Short ETF
Prospectus [Line Items]
Annual Return [Percent]	5.88%	(22.10%)	16.60%	(25.67%)	(49.55%)	(25.26%)
Advisor Shares Focused Equity Etf [Member] | AdvisorShares Focused Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	10.17%	25.27%	(9.54%)	21.31%	16.90%	30.41%	(5.70%)	20.67%
Advisor Shares Gerber Kawasaki Etf [Member] | AdvisorShares Gerber Kawasaki ETF
Prospectus [Line Items]
Annual Return [Percent]	20.22%	21.38%	(42.84%)
Advisor Shares Hotel E T F [Member] | AdvisorShares Hotel ETF
Prospectus [Line Items]
Annual Return [Percent]	18.29%	23.97%	(13.23%)
Advisor Shares Insider Advantage Etf [Member] | AdvisorShares Insider Advantage ETF
Prospectus [Line Items]
Annual Return [Percent]	12.15%	23.44%	(11.42%)	23.18%	8.85%	28.07%	(15.79%)	12.72%	18.95%	(1.50%)
Advisor Shares Msos Daily Leveraged Etf [Member] | AdvisorShares MSOS Daily Leveraged ETF
Prospectus [Line Items]
Annual Return [Percent]	(87.39%)	(39.27%)
Advisor Shares Psychedelics E T F [Member] | AdvisorShares Psychedelics ETF
Prospectus [Line Items]
Annual Return [Percent]	(19.44%)	(24.49%)	(66.01%)
Advisor Shares Pure Cannabis Etf [Member] | AdvisorShares Pure Cannabis ETF
Prospectus [Line Items]
Annual Return [Percent]	(18.76%)	(14.61%)	(72.16%)	(20.24%)	47.08%
Advisor Shares Pure U S Cannabis Etf [Member] | AdvisorShares Pure US Cannabis ETF
Prospectus [Line Items]
Annual Return [Percent]	(46.36%)	(1.82%)	(72.26%)	(29.52%)
Advisor Shares Q Dynamic Growth E T F [Member] | AdvisorShares Q Dynamic Growth ETF
Prospectus [Line Items]
Annual Return [Percent]	17.40%	44.52%	(30.70%)	22.24%
Advisor Shares Ranger Equity Bear Etf [Member] | AdvisorShares Ranger Equity Bear ETF
Prospectus [Line Items]
Annual Return [Percent]	(7.75%)	(27.07%)	16.56%	(18.68%)	(43.48%)	(36.11%)	7.12%	(15.10%)	(13.82%)	(6.28%)
Advisor Shares Restaurant E T F [Member] | AdvisorShares Restaurant ETF
Prospectus [Line Items]
Annual Return [Percent]	23.20%	25.37%	(20.75%)
Advisor Shares S T A R Global Buy Write E T F [Member] | AdvisorShares STAR Global Buy-Write ETF
Prospectus [Line Items]
Annual Return [Percent]	11.86%	15.49%	(15.22%)	12.17%	7.76%	19.80%	(6.36%)	12.12%	6.83%	(1.96%)
ADVISORSHARES VICE ETF | AdvisorShares Vice ETF
Prospectus [Line Items]
Annual Return [Percent]	18.18%	3.10%	(18.25%)	8.61%	23.31%	19.75%	(16.31%)